Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	37.60%	40.20%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.60%	1.70%	2.20%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.80%	4.70%	4.80%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	4.10%	9.20%	12.60%
Valuation allowance	1.70%	14.90%	8.10%
Tax credits	(3.10%)	(1.80%)	(2.60%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(4.80%)	(9.60%)	(9.30%)
Unrecognized tax benefits adjustments	0.10%	2.50%	(0.60%)
Other	1.30%	(1.20%)	0.10%
Effective income tax rate	39.30%	60.60%	55.50%